DEBT (Details 4) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,897
Change in fair market value of derivative liabilities	(155,759)	$ 215
Ending Balance		2,897
Derivative liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 2,897	$ 0
Issuance	1,423	3,112
Change in fair market value of derivative liabilities	$ 155,759	$ (215)
Conversion to equity	(160,079)
Ending Balance	0	2,897
Derivative liabilities | Conversion Option
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 1,159	$ 0
Issuance	0	1,245
Change in fair market value of derivative liabilities	$ 130,923	$ (86)
Conversion to equity	(132,082)
Ending Balance	0	1,159
Derivative liabilities | Warrants - Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 1,738	$ 0
Issuance	0	1,867
Change in fair market value of derivative liabilities	$ 24,975	$ (129)
Conversion to equity	(26,713)
Ending Balance	0	1,738
Derivative liabilities | Warrants - FLW
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 0	$ 0
Issuance	1,423	0
Change in fair market value of derivative liabilities	$ (139)	$ 0
Conversion to equity	(1,284)
Ending Balance	$ 0	$ 0